INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES
INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES

NOTE 4 – INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES

As of December 31, 2021, the market value of the Company’s account portfolio, consisting of stocks only, was $588,945 offset by a margin loan of $263,151. The loan is collateralized by the securities in the account and carries 7.5% annual interest rate. The Company transferred $200,000 cash from accounts to brokerage account during the 3rd quarter of 2021 The Company invested in various industries within the Nasdaq and New York stock exchange. The margin loan interest was $1,257 for the year ended December 31, 2021.

As of December 31, 2020, the market value of the Company’s account portfolio, consisting of stocks only, was $180,587.  The Company transferred $170,000 cash from accounts to brokerage account during the 3rd quarter of 2020 and realized a net gain of $34,022 on investments and $17,000 in investment expense.  The Company invested in various industries within the Nasdaq and New York stock exchange.

Trading Securities	Dec 31, 2021	Dec 31, 2020
Stocks	$588,945	$180,587